Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Aug. 04, 2021	Dec. 31, 2020
Business Acquisition, Common Stock Issued	77,180,429		55,893,618
Naviera Ultranav Limitada [Member]
Holding percentage of share	27.50%
Naviera Ultranav Limitada [Member]
Business Acquisition, Percentage of Voting Interests Acquired		27.50%
Common Stock [Member] | Naviera Ultranav Limitada [Member]
Business Acquisition, Common Stock Issued		21,202,671
Ultranav Business Support ApS [Member]
Related Party, Service Cost		$ 173,659